Convertible Instruments and Accrued Interest - Components (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 23, 2021	Apr. 02, 2021	May 31, 2023
Debt Instrument [Line Items]
Outstanding balance, beginning			$ 42,215
Consideration received			696
Amortization of issuance discount and costs			2,195
Interest expense			4,624
Fair market value of shares exchanged for repayment			(5,312)
Difference between market value of common shares and reduction of principle			(1,311)
Outstanding balance, ending			45,729
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Outstanding balance, beginning			11,906
Consideration received		$ 25,000
Amortization of issuance discount and costs			564
Interest expense			1,205
Fair market value of shares exchanged for repayment			(5,312)
Difference between market value of common shares and reduction of principle			(1,311)
Outstanding balance, ending			9,674
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Outstanding balance, beginning			30,309
Consideration received	$ 25,000
Amortization of issuance discount and costs			1,613
Interest expense			3,414
Outstanding balance, ending			35,336
Placement Agent Notes
Debt Instrument [Line Items]
Consideration received			696
Amortization of issuance discount and costs			18
Interest expense			5
Outstanding balance, ending			$ 719